Property and Equipment (Details) - Summary of property and equipment and accumulated depreciation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment (Details) - Summary of property and equipment and accumulated depreciation [Line Items]
Cost, Balance at beginning of year	$ 1,338	$ 1,327
Cost, Additions during the year	62	11
Cost, Balance at end of year	1,400	1,338
Accumulated Depreciation, Balance at beginning of year	1,233	1,191
Accumulated Depreciation, Additions during the year	30	42
Accumulated Depreciation, Balance at end of year	1,263	1,233
Depreciated balance	137	105	$ 136
Machinery [member]
Property and Equipment (Details) - Summary of property and equipment and accumulated depreciation [Line Items]
Cost, Balance at beginning of year	736	736
Cost, Additions during the year	13
Cost, Balance at end of year	749	736
Accumulated Depreciation, Balance at beginning of year	659	639
Accumulated Depreciation, Additions during the year	16	20
Accumulated Depreciation, Balance at end of year	675	659
Depreciated balance	74	77	97
Leasehold improvements [member]
Property and Equipment (Details) - Summary of property and equipment and accumulated depreciation [Line Items]
Cost, Balance at beginning of year	47	47
Cost, Additions during the year	25
Cost, Balance at end of year	72	47
Accumulated Depreciation, Balance at beginning of year	47	47
Accumulated Depreciation, Additions during the year
Accumulated Depreciation, Balance at end of year	47	47
Depreciated balance	25
Office equipment [member]
Property and Equipment (Details) - Summary of property and equipment and accumulated depreciation [Line Items]
Cost, Balance at beginning of year	397	393
Cost, Additions during the year	13	4
Cost, Balance at end of year	410	397
Accumulated Depreciation, Balance at beginning of year	384	370
Accumulated Depreciation, Additions during the year	7	14
Accumulated Depreciation, Balance at end of year	391	384
Depreciated balance	19	13	23
Computer equipment [member]
Property and Equipment (Details) - Summary of property and equipment and accumulated depreciation [Line Items]
Cost, Balance at beginning of year	158	151
Cost, Additions during the year	11	7
Cost, Balance at end of year	169	158
Accumulated Depreciation, Balance at beginning of year	143	135
Accumulated Depreciation, Additions during the year	7	8
Accumulated Depreciation, Balance at end of year	150	143
Depreciated balance	$ 19	$ 15	$ 16